NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 73,000
Interest Rate	8.00%
Maturity Date	Dec. 31, 2022
Accrued interest	$ 2,619	$ 4,079
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Accrued interest		$ 1,460